STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total [Member]	Non controlling Interest [Member]	Total
Balance at Dec. 31, 2014	$ 198	$ 61,559	$ (2,454)	$ (25,472)	$ 33,831	$ 6	$ 33,837
Balance, shares at Dec. 31, 2014	17,823,959						17,823,959
Exercise of warrants and stock options	$ 1	189			190		$ 190
Exercise of warrants and stock options, shares	95,167
Other comprehensive loss			(567)		(567)		(567)
Share-based compensation expenses		808			808		808
Net loss				(8,295)	(8,295)	19	(8,276)
Balance at Dec. 31, 2015	$ 199	62,556	(3,021)	(33,767)	25,967	25	$ 25,992
Balance, shares at Dec. 31, 2015	17,919,126						17,919,126
Exercise of warrants and stock options	$ 1	17			18		$ 18
Exercise of warrants and stock options, shares	13,104						13,104
Other comprehensive loss			(540)		(540)		$ (540)
Share-based compensation expenses		1,120			1,120		1,120
Net loss				(6,610)	(6,610)	13	(6,597)
Balance at Dec. 31, 2016	$ 200	63,693	(3,561)	(40,377)	19,955	38	$ 19,993
Balance, shares at Dec. 31, 2016	17,932,230						17,932,230
Exercise of warrants and stock options
Exercise of warrants and stock options, shares							0
Issuance of Ordinary shares, net	$ 3	(3)
Issuance of Ordinary shares, net, shares	234,836
Other comprehensive loss			(45)		(45)		(45)
Share-based compensation expenses		797			797		797
Net loss				(6,588)	(6,588)	12	(6,576)
Balance at Dec. 31, 2017	$ 203	$ 64,487	$ (3,606)	$ (46,965)	$ 14,119	$ 50	$ 14,169
Balance, shares at Dec. 31, 2017	18,167,066						18,167,066